Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2020	June 30, 2021

Electronic equipment	$821	$893
Office equipment and furniture	77	78
Leasehold improvement	110	200
	1,008	1,171
Less: accumulated depreciation	(757)	(902)
	$251	$269